ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2025
Discontinued Operations and Assets and Liabilities Held for Sale [Abstract]
Disclosure of Assets Classified as Held for Sale	At 31 December 2025 and 31 December 2024, assets held for sale comprised:

	2025	2024
	£m	£m
Assets
Property, plant and equipment	18	12
	18	12